DERIVATIVE LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE LIABILITY

As of June 30, 2022 and December 31, 2021, the derivative liabilities were valued using the Binomial pricing model and/or Black Scholes pricing model with the following assumptions:

	At June 30, 2022	Remaining 2022	New Derivative 2022	At December 31, 2021

Stock Price	$0.0086	$.0120	$.0168	$0.0052
Exercise Price	$0.0058	$.0062	$.0082	$0.0039
Expected Life (Years)	0.85	0.34	1.00	0.74
Volatility	171%	171%	132%	95%
Dividend Yield	0%	0%	0%	0%
Risk-Free Interest Rate	2.80%	1.72%	2.16%	0.39%

Fair value:
Conversion feature	$833,000	$3,639,000	$680,000	$2,121,000

As of December 31, 2021, and 2020, the derivative liabilities were valued using the Binomial pricing model and/or Black Scholes pricing model with the following assumptions:

	At December 31, 2021	Issued During 2021	At December 31, 2020

Stock Price	$0.0052	$0.011 – 0.049	$0.0340
Exercise Price	$0.0039	$0.008 – 0.021	$0.0332
Expected Life (Years)	0.74	1.00	1.00
Volatility	95%	119–121%	105%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	0.39%	0.15 – 0.15%	2.30%

Fair value:
Conversion feature	$2,121,000	$3,982,000	$361,152

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

The derivative liability balance was $361,152 at December 31, 2020. During the year ended December 31, 2021, the Company recognized derivative liabilities of $3,982,000 upon issuance of additional secured convertible debentures (see Note 11). The derivative liability balance was decreased by $550,152, representing the change in the fair value of the derivative liability from the respective prior period recorded as a component of other expenses, and a reduction of $1,672,000 recorded as a component of the loss on extinguishment of debt included in other expenses in the accompanying consolidated statements of operations, leaving a derivative liability balance of $2,121,000 at December 31, 2021.